Information About the Plan's Funded Status and Pension Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Change in benefit obligation
Beginning of year	$ (4,163)	$ (3,312)
Service cost	(357)	(304)
Interest cost	(179)	(173)
Actuarial loss	(364)	(772)
Benefits paid	232	398
End of year	(4,831)	(4,163)
Change in fair value of plan assets
Beginning of year	2,813	2,969
Actual return on plan assets	389	(8)
Employer contribution	235	250
Benefits paid	(232)	(398)
End of year	3,205	2,813
Funded status at end of year	$ (1,626)	$ (1,350)